TRADE AND OTHER PAYABLES (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Interest rates	80.00%
Interest expense on lease liabilities	$ 71	$ 65
Bottom [Member]
Statement [Line Items]
Interest rates	9.50%
Lease terms	3 years
Up [Member]
Statement [Line Items]
Interest rates	14.00%
Lease terms	54 years